DEBT (Details Narrative) - USD ($)	2 Months Ended	9 Months Ended
	Feb. 25, 2020	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2021	Jul. 18, 2021	Jun. 18, 2021	Feb. 29, 2020
Debt Instrument [Line Items]
Amortization of warrant discount		$ 38,048	$ 28,788
Feb 2020 Note [Member]
Debt Instrument [Line Items]
Debt face amount							$ 625,000
Debt stated interest rate							7.00%
Warrants issued with debt, shares							62,500
Warrants issued with debt, value							$ 80,053
Amortization of warrant discount	$ 9,910
Maturity date	Feb. 13, 2022
Ppp Loan [Member]
Debt Instrument [Line Items]
Debt face amount		$ 160,073
Promissory Note [Member]
Debt Instrument [Line Items]
Debt stated interest rate					7.00%
Advanced						$ 100,000
First Promissory Note [Member]
Debt Instrument [Line Items]
Advanced				$ 100,000
Second Promissory Note [Member]
Debt Instrument [Line Items]
Debt stated interest rate		7.00%
Advanced		$ 50,000